NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Details of Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Provision for retirement indemnities	€ 524	€ 652	€ 506
Provisions - non-current portion	524	652	506
Other provisions	0	0	71
Provisions - current portion	€ 0	€ 0	€ 71